INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Income tax credit	$ 700	$ 800
Tax credits claimed	1,500
Loss before tax	70,100	26,400
Income (Loss) Attributable to Noncontrolling Interest, before Tax	(70,100)	(26,400)
Research And Development Expenditure Credit [Member]
Operating Loss Carryforwards [Line Items]
Tax credits claimed		1,800	$ 1,800
JAPAN
Operating Loss Carryforwards [Line Items]
Income tax charge	400	800
INDIA
Operating Loss Carryforwards [Line Items]
Income tax charge	300	100
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Income tax charge	100	100
UNITED STATES
Operating Loss Carryforwards [Line Items]
Loss before tax	(30,700)	15,600
Income (Loss) Attributable to Noncontrolling Interest, before Tax	$ 30,700	$ (15,600)